CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (9,619,079)	$ (639,070)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation expenses	6,127	74,958
Amortization	0	53,156
Impairment of GZWFH	0	522,291
Deferred income tax	2,258	73,150
Changes in fair value of warranty liabilities	24,800	0
Consultancy services settled by equities	3,045,150	0
Share-based compensation	6,638,371	265,758
Changes in operating assets and liabilities:
Accounts receivable, net	(252,338)	1,406,867
Inventories	278,100	268,285
Advance to suppliers	(40,563)	824
Prepaid expenses and other assets, net	(66,232)	61,987
Retention receivables	395,579	24,894
Notes payable	(99,106)	(10,180)
Accounts payable	10,092	(236,137)
Advance from customers	0	(395,751)
Other payables and accrued liabilities	103,599	(299,345)
Income tax payable	92,346	(629,676)
Deferred revenue	0	(593,445)
Operating lease liability	0	(8,563)
Advance receipts	(267,375)	(69,827)
Net cash provided by (used in) operating activities	251,729	(129,824)
Cash flows from investing activities
Purchase of property and equipment	(25,067)	(57,153)
Purchase of intangible assets	0	(25,360)
Disposal of GZ WFH	0	(4,099)
Cash acquired from merger	0	857,555
Net cash (used in) provided by investing activities	(25,067)	770,943
Cash flows from financing activities:
Proceeds from related parties	(718,341)	664,454
Repayment to related parties	0	(402,531)
Proceeds from common stock and warrant issuance	120,000	0
Proceeds from preferred stock and warrant issuance	200,000	0
Proceeds from issuance of common stock	2,090,000	0
Repayment of short-term bank loan	(487,826)	(44,444)
Net cash provided by financing activities	1,203,833	217,479
Effect of exchange rate changes on cash and cash equivalents	(10,017)	136,394
Net increase in cash and cash equivalents	1,420,478	994,992
Cash and cash equivalents at beginning of year	1,023,531	28,539
Cash and cash equivalents at end of year	2,444,009	1,023,531
Supplemental disclosures of cash flow information
Cash paid for interest expenses	0	0
Cash paid for Income taxes	$ 0	$ 0